Property, Plant and Equipment, Net (Schedule of Assets Under Capital Leases) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Capital Leased Assets [Line Items]
Accumulated depreciation	$ (122)	$ (96)
Net book value	202	211
Buildings [Member]
Capital Leased Assets [Line Items]
Gross capital leased asset value	34	33
Machinery and Equipment [Member]
Capital Leased Assets [Line Items]
Gross capital leased asset value	$ 290	$ 274